Debt - Narrative (Details)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 26, 2021 USD ($)	Aug. 05, 2019 USD ($) shares	Nov. 27, 2018 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Warrants, loss (gain) from fair value adjustment					$ 4,152,000	$ 0	$ 48,440,000	$ 6,000
Repayments of debt							3,000,000
Debt, outstanding balance							7,000,000	10,000,000
Promissory notes, outstanding balance							7,130,000	$ 9,729,000
Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, maximum borrowing capacity			$ 10,000,000.0
Effective interest rate					16.40%	16.40%
Value of stock called by warrant, percentage of debt face amount			0.040
Debt instrument, face amount			$ 10,000,000.0
Fair value of warrant accounted for as debt discount			$ 100,000
Repayments of debt	$ 7,000,000.0
Payment of interest and fee upon extinguishment of debt	$ 400,000
Debt, outstanding balance					$ 0		$ 7,000,000.0
Promissory Note | Notes Payable, Other Payables | Investor
Debt Instrument [Line Items]
Debt instrument, interest rate basis				8.50%
Promissory notes, outstanding balance				$ 5,000,000
Series A Redeemable Convertible Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued, number of preferred stock callable (in shares) | shares		53,023	35,348
Warrants issued, exercise price (in dollars per share) | $ / shares			$ 11.3518
Warrants, loss (gain) from fair value adjustment		$ 100,000
Series A Redeemable Convertible Preferred Stock Warrants | Other Income (Expense), Net
Debt Instrument [Line Items]
Warrants, loss (gain) from fair value adjustment					$ 600,000	$ (200,000)
London Interbank Offered Rate (LIBOR) | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate basis			8.50%
Prime Rate [Member] | LIBOR Rate Not Available or Applicable | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate basis			6.00%
Applicable Interest Rate at the Time of Default | In the Event of Debt Default | Runway Loan and Security Agreement | Secured Debt
Debt Instrument [Line Items]
Debt instrument, interest rate basis					5.00%